Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Variable Interest Entities [Line Items]
Total current assets	$ 5,388,878	$ 4,413,887
Total assets	7,531,673	6,392,458	$ 6,034,666
Total current liabilities	3,000,855	2,250,978
Total liabilities	3,482,659	2,577,670
Net revenues	4,313,586	2,997,760	3,105,246
Net (loss)/income/	309,591	177,341	(1,187,721)
Net cash (used in)/provided by operating activities	1,122,643	971,008	(1,280,453)
Net cash provided by/(used in) investing activities	(1,153,922)	(37,411)	1,168,532
Net cash used in financing activities	(160,438)	(246,867)	(230,858)
Variable interest entities (VIEs) [Member]
Variable Interest Entities [Line Items]
Total current assets	3,022,740	2,366,136
Total non-current assets	1,663,719	1,218,363
Total assets	4,686,459	3,584,499
Total current liabilities	2,906,092	2,145,624
Total non-current liabilities	462,305	309,269
Total liabilities	3,368,397	2,454,893
Net revenues	4,280,056	2,982,945	3,093,340
Net (loss)/income/	606,139	593,183	(1,116,151)
Net cash (used in)/provided by operating activities	1,310,909	965,336	(1,227,712)
Net cash provided by/(used in) investing activities	(1,234,725)	294,911	1,174,720
Net cash used in financing activities	$ (16,721)	$ (19,353)	$ 0